Cash and cash equivalents - Narrative (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Cash and cash equivalents [abstract]
Term deposits	€ 50,000		€ 1,007,508	€ 895,194
Cash and cash equivalents	€ 508,117	$ 97.3	€ 2,233,368	€ 2,135,187
Maturity Period	3 months